Leases (Details) - Schedule of Right-of-Use Assets and Lease Liabilities - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Noncurrent
Operating lease assets	$ 1,384,779	$ 317,208	$ 513,763
Current
Operating lease liabilities	524,279	410,158	353,598
Noncurrent
Operating lease liabilities	992,660	87,214	$ 467,208
Total lease liabilities	$ 1,516,939	$ 497,372